Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Condensed Balance Sheets (Details) - Mountain Lake Acquisition Corp. - USD ($)
	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Plus:
Class A ordinary shares subject to possible redemption	$ 243,344,159	$ 231,643,853	$ 241,230,572
Class A ordinary shares [Member]
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	2,113,587	16,924,324	9,586,719
Class A ordinary shares subject to possible redemption	$ 243,344,159	$ 231,643,853	$ 241,230,572